                              PORTFOLIO DIRECTOR 2
                               SEPARATE ACCOUNT A
                             FOR SERIES 2.1 - 2.11

                       SUPPLEMENT ISSUED DECEMBER 8, 1997
                        TO PROSPECTUS DATED MAY 1, 1997

                AMERICAN CENTURY -- TWENTIETH CENTURY ULTRA FUND
                   SEPARATE ACCOUNT EXPENSES FOR PARTICIPANTS

The section of the Fee Table on page 4 that reflects Separate Account Expense Reimbursement and the related Examples on pages 5 and 6 are amended to include the following information for the American Century -- Twentieth Century Ultra
Fund:

                                   FEE TABLE

Separate Account Expenses
(as a percentage of Separate Account net assets):

                                           Mortality         Separate Account           Total
                                          and Expense            Expense              Separate
                  Fund                    Risk Charge         Reimbursement          Account Fee
                  ----                    -----------        ----------------        -----------
American Century -- Twentieth
  Century Ultra (3)                          1.25%               (0.21%)                1.04%

(3) The American Century -- Twentieth Century Ultra Fund and/or its affiliate pays administrative, shareholder service or distribution fees to the Company of 0.20% on assets in excess of $0 but less than $75 million, and 0.25% on assets in excess of $75 million.

         AMERICAN CENTURY -- TWENTIETH CENTURY ULTRA FUND (DIVISION 31)

                                                  1 Year      3 Years      5 Years      10 Years
                                                  ------      -------      -------      --------
EXAMPLE #1
Assuming No Account Maintenance   Fee and No
Surrender at the End   of the Period Shown:          $21          $64         $110          $237

EXAMPLE #2
Assuming No Surrender at the End   of the Period
Shown:                                               $21          $66         $114          $245

EXAMPLE #3
Assuming Surrender at the End   of the Period
Shown:                                               $68         $115         $164          $245

VA9875-B